Income tax - Summary of detailed information about income tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax [Abstract]
Loss for the year before income taxes	$ (9,061)	$ (7,553)	$ (6,000)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (2,447)	$ (2,039)	$ (1,620)
Permanent differences and other	1,521	(1,121)	551
Difference in foreign tax rates	272	24	84
Effect of change in future tax rates	0	0	0
Total income tax recovery	0	0	0
Expiry of tax losses	402	0	0
Change in deferred tax assets not recognized	$ 252	$ 3,136	$ 985